Significant accounting policies	6 Months Ended
Jun. 30, 2022
Significant accounting policies
Significant accounting policies
3.	Significant accounting policies

There were no significant changes in accounting policies, critical accounting judgements and key sources of estimation uncertainty applied by us in these unaudited condensed interim financial statements compared to those used in the annual consolidated financial statements as of December 31, 2021, except for the changes below:

Significant accounting policies

Revenue Recognition – product net sales

Revenue from the sale of goods is recognized at an amount that reflects the consideration that the Company expects to be entitled to receive in exchange for transferring goods to a customer, at the time when the customer obtains control of the goods rendered, this means when the customer has the ability to direct the use of the asset. The consideration that is committed in a contract with a customer can include fixed amounts, variable amounts, or both. The amount of the consideration may vary due to discounts, rebates, returns, chargebacks or other similar items. Contingent consideration is included in the transaction price when it is highly probable that the amount of revenue recognized is not subject to future significant reversals.

Our product revenue consists of sales of VYVGART in U.S. and Japan. Product revenues are recognized once we satisfy the performance obligation at a point in time under the revenue recognition criteria in accordance with IFRS 15 Revenue from contracts with customers. We sell VYVGART to specialty distributors in the U.S., and to an exclusive wholesaler in Japan.

Revenue arising from the commercial sale of VYVGART is presented in the consolidated statements of profit or loss under “Product net sales”. In accordance with IFRS 15 Revenue from contracts with customers, such revenue is recognized when the product is physically transferred, in accordance with the delivery and acceptance terms agreed with the customer. Payment of the transaction price is payable at the point the customer obtains the legal title to the goods.

The amount of revenue recognized reflects the various types of price reductions or rights of return offered by the Company to its customers. Such price reductions and rights of return qualify as variable consideration under IFRS 15 Revenue from contracts with customers.

Products sold in the U.S. are covered by various Government and State programs (such as Medicare and Medicaid) under which products are sold at a discount. Rebates are granted to healthcare authorities, and under contractual arrangements with certain customers. Some wholesalers are entitled to chargeback incentives based on the selling price to the end customer, under specific contractual arrangements. Rebates, chargebacks and other incentives are recognized in the period in which the underlying sales are recognized as a reduction of gross sales.

Our significant components of variable consideration are as follows:

Co-payment assistance: We provide co-payment assistance to patients who have commercial insurance and meet certain eligibility requirements. We use the expected-value method for estimating co-payment assistance based on estimates of program redemption using data provided by third-party administrators. Estimates for the co-payment assistance are adjusted quarterly to reflect actual experience. We record an accrued liability for unredeemed co-payment assistance related to products for which control has been transferred to customers.

Chargebacks: Chargebacks are discounts that occur when contracted parties purchase directly from a specialty distributor. Contracted parties, which currently consist primarily of Public Health Service Institutions and federal government entities purchasing via the Federal Supply Schedule, generally purchase the product at a discounted price. The specialty distributor, in turn, charges back the difference between the price initially paid by the specialty distributor and the discounted price paid to the specialty distributor by the contracted parties to the Company. The reserves for chargeback are based on known sales to contracted parties. We establish the reserves for chargebacks in the same period that the related revenue is recognized, resulting in a reduction of product revenue and accrued liability.

Rebates: We are subject to government mandated rebates for Medicaid Drug Rebate Program, Medicare Part D Prescription Drug Benefit Program, and other government health care programs in the U.S. Rebate amounts are based upon contractual agreements or legal requirements with public sector benefit providers. We use the expected-value method for estimating these rebates. The expected utilization of rebates is estimated based on third-party data from the specialty pharmacies and specialty distributor. Estimates for these rebates are adjusted quarterly to reflect the most recent information. We record an accrued liability for unpaid rebates related to products for which control has been transferred to customers.

Medicare Part D Coverage Gap: The Medicare Part D coverage gap is a federal program to subsidize the costs of prescription drugs for Medicare beneficiaries in the U.S., which mandates manufacturers to fund a portion of the Medicare Part D insurance coverage gap for prescription drugs sold to eligible patients. Funding of the coverage gap is generally invoiced and paid in arrears. We estimate the impact of the Medicare Part D coverage gap using the expected-value method based on an amount expected to be incurred for the current quarter’s activity, plus an accrual balance for known prior quarters. Estimates for the impact of the Medicare Part D coverage gap are adjusted quarterly to reflect actual experience. We record an accrued liability for unpaid reserves related to the Medicare Part D coverage gap.

Distributor fees: The specialty distributor provides distribution services to the Company for a fee, based on a contractually determined fixed percentage of sales. We estimate these distributor fees and record such estimates in the same period the related revenue is recognized, resulting in a reduction of product revenue. We record an accrued liability for unpaid distributor fees.

The estimated amounts described above are recognized in the consolidated statement of Profit or Loss within “Product net sales” as a reduction of gross sales, and within “Trade and other payables” in the balance sheet. They are subject to regular review and adjustment as appropriate based on the most recent data available to management. Each of the above items require significant estimates, judgement and information obtained from external sources. If management’s estimates differ from actual results, we will record adjustments that would affect product sales in the period of adjustment.

Cost of sales

Cost of sales are related to the sale of VYVGART and are recognised when the associated revenue is recognised. Cost of sales include material, manufacturing costs and other costs attributable to production, including shipping costs, as well as royalties payable on sales of VYVGART.

Trade receivables

Trade receivables are initially recognized at their invoiced amounts less adjustments for estimated revenue deductions such as rebates, chargebacks and returns.

Loss allowance for expected credit losses are established using a forward-looking expected credit loss model (ECL), which includes possible default events on the trade receivables over the entire holding period of the trade receivable. These provisions represent the difference between the trade receivable’s carrying amount in the consolidated balance sheet and the estimated collectible amount. Charges for loss allowance for expected credit losses are recorded as marketing and selling costs recognized in the consolidated income statement within “Selling, general and administrative” expenses.

Critical accounting judgements and key sources of estimation uncertainty

Gross to net adjustments

Our product gross sales are subject to various deductions, which are primarily composed of rebates to government agencies, distributors, health insurance companies and managed healthcare organizations. These deductions represent estimates of the related obligations, requiring the use of judgment when estimating the effect of these sales deductions on product gross sales for a reporting period. These adjustments are deducted from product gross sales to arrive at product net sales. The significant components of variable consideration under revenue recognition policy summarizes the nature of these deductions and how the deduction is estimated. After recording these, product net sales represent our best estimate of the cash that we expect to ultimately collect.